SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	brobi#2f
FILER
PERIOD		12/31/2002
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	555 Fifth Avenue
		9th Floor
		New York, NY 10017

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	February 07, 2002
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Inco Ltd Cv                    CONV             453258AH8     2160  2165000 PRN      SOLE                                    2165000
Integrated Process Equipment   CONV             45812KAD0     9641  9546000 PRN      SOLE                                    9546000
El Paso Corp 9% Eq Secs Uts    PFD              28336l208      273    10275 SH       SOLE                                      10275
Hartford Capital 7.70% Cum Pfd PFD              416315208      972    38800 SH       SOLE                                      38800
Hartford Life Capital          PFD              416590206     1036    40870 SH       SOLE                                      40870
Household Capital Trust VI 8.2 PFD              44180t205      844    32400 SH       SOLE                                      32400
Public Service of Oklahoma 6.0 PFD              744533605      489    18950 SH       SOLE                                      18950
Royal Bank Scotland 7.25% Pfd  PFD              780097879      238     9350 SH       SOLE                                       9350
Southern Co Capital Tr V 6.875 PFD              842637209      500    19825 SH       SOLE                                      19825
Southern Co Capital Tr VI 7.12 PFD              84264c207      972    37375 SH       SOLE                                      37375
St. Paul Cap Tr I 7.60% Pfd    PFD              85231f207      736    28650 SH       SOLE                                      28650
Suntrust Capital V 7.05% TRUPS PFD              86789n204      270    10400 SH       SOLE                                      10400
Owens Illinois 4.75% Conv Pfd  CONVPFD          690768502      427    16100 SH       SOLE                                      16100
Raytheon Co. 8.25% Conv Pfd    CONVPFD          755111606     9740   178380 SH       SOLE                                     178380
ASML Holdings NV NY Reg Shs    COM              n07059111     1000   119600 SH       SOLE                                     119600
Abbott Laboratories            COM              002824100     1668    41700 SH       SOLE                                      41700
Alcatel ADR                    COM              013904305      137    30762 SH       SOLE                                      30762
Alliant Techsystems Inc        COM              018804104     8416   134978 SH       SOLE                                     134978
American Int'l Group Inc       COM              026874107     2947    50944 SH       SOLE                                      50944
Anadarko Petroleum Corp        COM              032511107     7852   163923 SH       SOLE                                     163923
Analog Devices Inc             COM              032654105      551    23100 SH       SOLE                                      23100
Anheuser Busch Cos Inc         COM              035229103      277     5720 SH       SOLE                                       5720
Apache Corp                    COM              037411105      329     5775 SH       SOLE                                       5775
Applied Materials Inc          COM              038222105      830    63700 SH       SOLE                                      63700
Asyst Technologies Inc         COM              04648X107     5813   790885 SH       SOLE                                     790885
BP P.L.C.                      COM              055622104      769    18912 SH       SOLE                                      18912
Beazer Homes USA Inc           COM              07556q105     1182    19500 SH       SOLE                                      19500
BellSouth Corp                 COM              079860102      254     9810 SH       SOLE                                       9810
Burlington Northern Santa Fe C COM              12189T104      583    22400 SH       SOLE                                      22400
Burlington Resources Inc       COM              122014103     8089   189650 SH       SOLE                                     189650
Canadian National Railroad     COM              136375102      603    14500 SH       SOLE                                      14500
Chevron Texaco Corp            COM              166764100      666    10014 SH       SOLE                                      10014
Chubb Corp                     COM              171232101     6690   128155 SH       SOLE                                     128155
Citigroup Inc                  COM              172967101      622    17675 SH       SOLE                                      17675
ConocoPhillips                 COM              20825c104     9641   199243 SH       SOLE                                     199243
Cree Research Inc              COM              225447101      647    39600 SH       SOLE                                      39600
Del Monte Foods Company        COM              24522p103      129    16701 SH       SOLE                                      16701
Devon Energy Corp              COM              25179m103    13922   303309 SH       SOLE                                     303309
Diageo Corp                    COM              25243Q205     3716    84850 SH       SOLE                                      84850
Dupont Photomasks Inc          COM              26613X101     2152    92575 SH       SOLE                                      92575
El Paso Corp                   COM              28336l109     2426   348530 SH       SOLE                                     348530
El Paso Energy Partners LP     COM              28368b102     8849   317836 SH       SOLE                                     317836
Ericsson L M Telephone Co ADR  COM              294821608     1554   230574 SH       SOLE                                     230574
Exxon Mobil Corp               COM              30231g102      538    15390 SH       SOLE                                      15390
General Dynamics Corp          COM              369550108    11969   150805 SH       SOLE                                     150805
General Electric Co            COM              369604103      542    22278 SH       SOLE                                      22278
General Mills Inc              COM              370334104      249     5300 SH       SOLE                                       5300
General Motors Class H New     COM              370442832     6176   577220 SH       SOLE                                     577220
General Motors Corp            COM              370442105     1267    34370 SH       SOLE                                      34370
Glaxo SmithKline Plc Sponsored COM              37733W105      661    17645 SH       SOLE                                      17645
H J Heinz Co                   COM              423074103     1229    37400 SH       SOLE                                      37400
Honeywell Intl Inc             COM              438516106     2773   115530 SH       SOLE                                     115530
Intel Corp                     COM              458140100      301    19300 SH       SOLE                                      19300
Intl Business Machines Corp    COM              459200101      580     7479 SH       SOLE                                       7479
Johnson & Johnson              COM              478160104     1310    24395 SH       SOLE                                      24395
KLA-Tencor Corp                COM              482480100     4346   122870 SH       SOLE                                     122870
Kimberly-Clark Corp            COM              494368103      913    19240 SH       SOLE                                      19240
LL & E Royalty Trust UBI       COM              502003106       65    37200 SH       SOLE                                      37200
LSI Logic Corp                 COM              502161102     3545   614455 SH       SOLE                                     614455
Lockheed Martin Corp.          COM              539830109      644    11145 SH       SOLE                                      11145
Marathon Oil Corp              COM              565849106     2517   118220 SH       SOLE                                     118220
Merck & Co Inc                 COM              589331107      417     7362 SH       SOLE                                       7362
Newmont Mining Corp            COM              651639106    15285   526525 SH       SOLE                                     526525
Nokia Corp.                    COM              654902204     2993   193110 SH       SOLE                                     193110
Northrop Grumman Corp          COM              666807102    15415   158920 SH       SOLE                                     158920
Novartis AG-Sponsored ADR      COM              66987V109     5422   147605 SH       SOLE                                     147605
Novellus Systems Inc.          COM              670008101    11611   413498 SH       SOLE                                     413498
Panamsat Corp                  COM              697933109      307    20950 SH       SOLE                                      20950
Pepsico Inc                    COM              713448108      263     6219 SH       SOLE                                       6219
Pfizer Inc                     COM              717081103      351    11498 SH       SOLE                                      11498
Raytheon Co Com New            COM              755111507     3966   128976 SH       SOLE                                     128976
ST Microelectronics N V        COM              861012102     5972   306125 SH       SOLE                                     306125
Schering AG                    COM              806585204     1459    34000 SH       SOLE                                      34000
Schering Plough Corp           COM              806605101     4612   207750 SH       SOLE                                     207750
Sears Roebuck & Co             COM              812387108     3082   128700 SH       SOLE                                     128700
South Jersey Industries        COM              838518108      439    13294 SH       SOLE                                      13294
Southern Co                    COM              842587107      369    13000 SH       SOLE                                      13000
St Paul Companies Inc          COM              792860108    10235   300585 SH       SOLE                                     300585
Syngenta AG                    COM              87160a100      412    35727 SH       SOLE                                      35727
TVX Gold Inc                   COM              87308k309     4055   257975 SH       SOLE                                     257975
Unilever NV New York Shs       COM              904784709     1359    22023 SH       SOLE                                      22023
Union Pacific Corp             COM              907818108      447     7460 SH       SOLE                                       7460
Union Planters Corp            COM              908068109     5712   202981 SH       SOLE                                     202981
United Technologies            COM              913017109      377     6081 SH       SOLE                                       6081
Wachovia Corp New              COM              929903102      251     6892 SH       SOLE                                       6892
Washington Mutual Inc.         COM              939322103     3911   113263 SH       SOLE                                     113263
Wells Fargo & Co               COM              949746101     1464    31240 SH       SOLE                                      31240
Wiltel Communications Group    COM              972487102     1196    75763 SH       SOLE                                      75763
Xcel Energy Inc                COM              98389b100     2839   258135 SH       SOLE                                     258135
Zimmer Holdings Inc            COM              98956p102      294     7076 SH       SOLE                                       7076